Related Party Transactions - Schedule of Related Parties (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Schedule of Related Parties [Line Items]
Total due from related party	$ 50,669	$ 60,333
Zhejiang TD Parking [Member]
Schedule of Related Parties [Line Items]
Related party relationship	Under common control of Bin Lu
Total due from related party	$ 4,925,692	4,779,184
Related Party [Member]
Schedule of Related Parties [Line Items]
Total due from related party	4,925,692	4,779,184
Total due to related parties	$ 39,315	21,587
Guowei Xie [Member]
Schedule of Related Parties [Line Items]
Related party relationship	Director of Jiaxing XC and CYH Shanghai
Total due to related parties	$ 37,400	19,728
Chenjie Hong [Member]
Schedule of Related Parties [Line Items]
Related party relationship	Director of Hangzhou ZHC
Total due to related parties	$ 1,915	$ 1,859